13F-HR
<SEQUENCE>1
<FILENAME>aa13fhr4qtr09


					UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Atlantic Advisors LLC
Address: 1560 N. Orange Avenue
	 Suite 150
	 Winter Park, FL  32789

Form 13F File Number: 28-13487

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nancy Sedacca
Title:	President
Phone:	(407) 998-8788

Signature, Place, and Date of Signing:

	Nancy Sedacca		Winter Park, FL		03/9/10

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
						   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




     		     Form 13F	    INFORMATIONAL	TABLE
COLUMN	   1		    COLUMN  2	COLUMN	3 COLUMN 4	 COLUMN 5	COLUMN 6

NAME OF ISSUER		TITLE OF CLASS  CUSIP	  VALUE		SHRS OR	 SH/ PUT/	INVESTMENT
						  x$1000)	PRN AMT	 PRN  CALL	DISCRETION

Conoco Phillips		COM		20825C	  331955	  6500	 SH		None
3M Co			COM		88579Y	   52330	   633	 SH		None
Aetna			COM		00817Y	   22190	   700	 SH		None
Altria Group Inc 	COM		022095	    2886	   147	 SH		None
American STS Wtr Co.	COM		029899	   15935           450   SH		None
Amgen Inc               COM		031162	   16971	   300	 SH		None
Angiodynamics Inc	COM		03475V	    3210	   200	 SH		None
Apple Computer Inc	COM		037833	   21073	   100	 SH		None
Aqua America Inc	COM		03836W     28051	  1602	 SH		None
Bank New York Mellon	COM		064058	    5594	   200	 SH		None
Bank of America Corp	COM		060505	   12304	   817	 SH		None
Berkshire Hathaway Inc  CL A		084670     32860	    10	 SH		None
BK NY Mellon            CALL		064058      -180	    -2	 SH  CALL	None
Bristol Myers Squibb    COM		110122	    1389	    55	 SH		None
Campbell Soup Co.	COM		134429	    2197	    65	 SH		None
Caterpillar Inc Del	COM		149123	   28495	   500	 SH		None
Caterpillar Inc Del     CALL		149123	    -735	    -5	 SH  CALL	None
Centurytel Inc		COM		156700    369342         10200	 SH		None
Chevron Texaco Corp     COM		166764	    6698	    87	 SH		None
Cisco Sys Inc           COM		17275R     16758           700	 SH		None
Coca Cola Co            COM		191216	   28500	   500	 SH		None
Colonial Bancgroup Inc  COM		195572	       6	   407	 SH		None
Comcast Corp		CL A		20030N	    2529           150 	 SH		None
Conagra Foods Inc	COM		205887      2466           107	 SH  		None
Costco Whsl Corp	COM		22160K	   29585           500	 SH		None
Costco Whsl Corp        CALL		22160K	   -1175	    -5	 SH  CALL	None
Daktronics Inc		COM             234264      9210	  1000	 SH  		None
Del Monte Foods Co      COM		24522P	     363	    32	 SH  		None
Direxion SHS Etf Tr     DLY FINL Bear   25459W	   15544	   800	 SH  		None
Disney Walt Co          COM Disney	254687      6450           200	 SH  		None
Du Point E I DE Nemours COM	        263534	   23569           700	 SH		None
Du Pont E I DE          CALL		263534     -1295            -7   SH  CALL	None
Duke Energy Corp        COM		26441C    370015         21500	 SH  		None
FPL Group Inc           COM		302571     22449	   425 	 SH  		None
General Electric Co     COM		369604	   15130          1000	 SH  		None
Goldman Sachs Group	COM		38141G    168840          1000 	 SH  		None
Heinz H J Co            COM		423074	    3506            82	 SH		None
Home Depot Inc          COM		437076      8100	   280	 SH		None
Honeywell Intl Inc      COM		438516     19600	   500	 SH		None
ING GROEP N V	        Sponsored ADR	456837	    1962 	   200	 SH		None
Ingersoll - Rand Co	CL A		45687A     35740          1000   SH             None
JDS Uniphase Corp       COM Par 0.001   46612J	    1031           125	 SH		None
Johnson & Johnson       COM		478160     25764           400	 SH		None
JPMorgan & Chase        COM		46625H    676429         16233	 SH		None
Kellogg Co		COM		487836      2979            56	 SH		None
Kraft Foods             CL A		50075N      2745           101	 SH  		None
Kulicke & Soffa Inds    COM		501242     13475	  2500	 SH  		None
McDonalds Corp          COM		580135    324688          5200	 SH  		None
MedCo Health Solutions  COM		58405U      7669           120	 SH		None
Merck & Co Inc		COM		58933Y    429838         11751   SH             None
Microsoft Corp          COM		594918    280416          9200	 SH		None
Morgan Stanley Asia     COM		61744U      8790           600	 SH		None
Morgan Stanley CH Ash   COM		617468     37644          1200	 SH		None
Morgan Stanley Emerg	COM		617477     13680          1000   SH             None
Nisource Inc            COM		65473P	   15380          1000	 SH		None
Paychex Inc             COM		704326     30640          1000	 SH		None
Pepsico Inc             COM		713448      6384           105	 SH		None
Pfizer Inc              COM		717081     27285          1500	 SH		None
Philip Morris Intl Inc  COM		718172      7084           147	 SH		None
Procter & Gamble Co     COM		742718     16006           264	 SH		None
Proshares Tr           PSHS Real Estate 74347R     19500          2600	 SH		None
Qualcomm                COM		747525    134154          2900	 SH		None
Qualcomm Inc            CALL		747525      -724	    -4	 SH  CALL	None
Quantum Corp            COM DSSG	747906     14650	  5000	 SH		None
Research in Motion Ltd  COM		760975    165473          2450	 SH		None
Research in Motion Ltd  CALL		760975     -3315           -15	 SH  CALL	None
Safeguard Scientifics   COM New		786449      3433           333	 SH		None
Schering Plough Corp    COM		806605       270	  1500	 SH		None
Schering Plough Corp    COM		806605    401138         14250	 SH		None
Schlumberger LTD        COM		806857     26036           400	 SH		None
Schlumberger LTD        CALL		806857     -1260            -4	 SH  CALL	None
Seagate Technology      SHS		G7945J      6730           370	 SH		None
Teva Pharamacetcl       ADR		881624     44944           800	 SH		None
United Technologies CP  COM		913017     20823           300	 SH		None
V F Corp                COM		918204     36620           500	 SH		None
Verizon Communication   COM		92343V      1226            37	 SH		None
Vishay Intertechnology  COM		928298      4175           500	 SH		None
Wal Mart Stores Inc     COM		931142 	    6628           124	 SH		None